Consolidated Combined Statements of Comprehensive Income - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Net income		$ 361,882	$ 138,496
Other comprehensive income (loss):
Foreign currency translation adjustment	[1]	432,233	(88,572)
Unrealized gain on net investment hedges, including income taxes of nil	[1]	(88,703)	(18,810)
Total other comprehensive income (loss)		343,530	(107,382)
Comprehensive income		705,412	31,114
Comprehensive income attributable to:
Unitholders		703,521	29,550
Non-controlling interests		1,891	1,564
Comprehensive income		$ 705,412	$ 31,114

[1]	(1) Items that may be reclassified subsequently to net income if a foreign subsidiary is disposed of or hedges are terminated or no longer assessed as effective (note 2(h)).